SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended
	Oct. 21, 2021	Sep. 22, 2021	Aug. 19, 2021	Aug. 17, 2021	Aug. 12, 2021	Jul. 20, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 07, 2021	Sep. 30, 2021	Sep. 20, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 23, 2021	Nov. 30, 2020
Subsequent Event [Line Items]
Proceeds from Warrant Exercises										$ 275,000		$ 201,044	$ 776,044
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period
Common Stock, Shares, Issued								43,841,644		43,841,644			14,055,393	258,120
Debt Instrument, Face Amount																$ 19,600
Additional Paid in Capital								$ 55,444,574		$ 55,444,574			$ 54,074,110	$ 50,913,893
Share price								$ 0.026		$ 0.026			$ 0.0517
Common Stock Issuable Shares								2,002,549		2,002,549			59	0
Stock Issued During Period, Value, New Issues														$ 424,990
Stock Issued During Period, Shares, New Issues										2,399,988
Debt Instrument, Unamortized Discount								$ 7,565		$ 7,565			$ 6,139	126,667
Gain from settlement of debt, net													$ 49,319
Nathanielsz Cancellation Agreement [Member]
Subsequent Event [Line Items]
Percentage of bonus of annual base salary					200.00%
Nathanielsz Cancellation Agreement [Member] | Mr. Nathanielsz [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				5,928,000
Percentage of bonus of annual base salary						78.00%
Salary and Wage, Officer, Excluding Cost of Good and Service Sold						$ 177,840
Share price				$ 0.03
Zelinger Amended And Restated Director Agreement [Member] | Josef Zelinger [Member]
Subsequent Event [Line Items]
Share price													$ 0.03
Description of employment benefits					Pursuant to the terms of the Director Agreement, the Company shall pay Zelinger a base salary of $250.00 AUD ($184 USD) per month, payable on the first day of each month. In addition, the Company may compensate Zelinger additional consideration for advisory services performed by the Director, either in the form of cash or common stock, at the discretion of the Board. The Company issued 2,800,000 shares of common stock of the Company for accrued director services of $84,000 as of June 30, 2021.
Common Stock Issuable Shares													2,800,000
Stock Issued During Period, Value, New Issues													$ 84,000
Stock Issued During Period, Shares, New Issues										2,800,000			2,800,000
2021 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage			9.99%
Common Stock [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount													$ 95,000
Stock Issued During Period, Value, New Issues														$ 1
Stock Issued During Period, Shares, New Issues														804
Common Stock One [Member]
Subsequent Event [Line Items]
Accrued Bonuses													$ 84,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises									$ 275,000
Common Stock, Shares, Issued							2,002,490
Debt Conversion, Converted Instrument, Shares Issued							1,818,097
Debt Instrument, Convertible, Conversion Price							$ 0.01				$ 0.02
Debt Instrument, Face Amount							$ 25,000				$ 146,348
Interest Payable, Current							1,726				$ 4,887
Conversion fees							0
Additional Paid in Capital							$ 16,667								$ 86,219
Consulting agreement description	On October 1, 2021, the Company entered int a consulting agreement (the “Consulting Agreement”) with a consultant who will assist in the development of the Company’s business and financing activities. The consultant will serve initially as an independent contractor, and upon certain mutually agreed upon conditions being met, will be appointed Vice Chairman, President and Interim CFO. The term of the Consulting Agreement shall be for three years commencing on October 1, 2021, and can be terminated by either party upon 30 day written notice. The monthly payment per the Consulting Agreement is $7,000. The Company will also issue shares of common stock equal to 1% of the total issued and outstanding shares at the end of each year of service.
Consulting agreement, monthly payment	$ 7,000
Subsequent Event [Member] | Nathanielsz Cancellation Agreement [Member]
Subsequent Event [Line Items]
Percentage of bonus of annual base salary					200.00%
Subsequent Event [Member] | Nathanielsz Cancellation Agreement [Member] | Mr. Nathanielsz [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				5,928,000
Percentage of bonus of annual base salary						78.00%
Salary and Wage, Officer, Excluding Cost of Good and Service Sold						$ 177,840
Share price				$ 0.03
Subsequent Event [Member] | Kenyon Cancellation Agreement [Member] | Dr. Kenyon [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					3,420,000
Share price					$ 0.03
Cancellation Of Accrued Salaries					$ 102,600
Subsequent Event [Member] | Zelinger Amended And Restated Director Agreement [Member] | Josef Zelinger [Member]
Subsequent Event [Line Items]
Description of employment benefits					Pursuant to the terms of the Director Agreement, the Company shall pay Zelinger a base salary of $250.00 AUD per month, payable on the first day of each month. In addition, the Company may compensate Zelinger additional consideration for advisory services performed by the Director, either in the form of cash or common stock, at the discretion of the Board. The Company issued 2,800,000 shares of common stock of the Company for accrued director services of $84,000 as of June 30, 2021. The 2,800,000 shares of common stock was valued at approximately $0.03 per share, being the closing price of the stock on the date of grant.
Subsequent Event [Member] | 2021 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 63,750	$ 103,750
Debt Instrument, Unamortized Discount		$ 3,750	$ 3,750
Debt Instrument, Maturity Date		Sep. 22, 2021	Aug. 19, 2022
Debt Instrument, Interest Rate During Period		8.00%	8.00%
Debt description			During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued to Geneva Roth, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such notes.
Debt Coversion Percentage			35.00%
Equity Method Investment, Ownership Percentage			9.99%
Gain from settlement of debt, net			$ 90,192
Debt Instrument, Interest Rate Terms			interest on the outstanding principal shall accrue at a default interest rate of 22% per annum
Subsequent Event [Member] | October Twenty One Two Thousand And Twenty One Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	63,750
Debt Instrument, Unamortized Discount	$ 3,750
Debt Instrument, Maturity Date	Oct. 21, 2022
Debt Instrument, Interest Rate During Period	8.00%
Debt description	During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued to Sixth Street, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such notes.
Debt Coversion Percentage	35.00%
Equity Method Investment, Ownership Percentage	9.99%
Gain from settlement of debt, net	$ 34,327
Debt Instrument, Interest Rate Terms	interest on the outstanding principal shall accrue at a default interest rate of 22% per annum
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price											$ 0.01
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price											$ 0.04
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued											6,702,152
Conversion fees											$ 2,250
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									6,875
Common Stock, Shares, Issued									6,875
Subsequent Event [Member] | 12 Series A and A Warrants [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued									2,399,988
Subsequent Event [Member] | Common Stock One [Member]
Subsequent Event [Line Items]
Share price					$ 0.03
Common Stock Issuable Shares					2,800,000
Stock Issued During Period, Shares, New Issues					2,800,000
Subsequent Event [Member] | Common Stock Two [Member]
Subsequent Event [Line Items]
Share price					$ 0.03
Common Stock Issuable Shares					166,667
Stock Issued During Period, Shares, New Issues					5,000
Legal fees					$ 5,000
Subsequent Event [Member] | Common Stock Three [Member]
Subsequent Event [Line Items]
Share price								$ 0.04		$ 0.04
Common Stock Issuable Shares								2,819,712		2,819,712
Stock Issued During Period, Value, New Issues								$ 113,000
Stock Issued During Period, Shares, New Issues								2,819,712
Subsequent Event [Member] | Eleven Series A Warrants [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued							2,199,989